Income Tax (Narrative) (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Income Tax 1	25.75%
Income Tax 2	25.00%
Income Tax 3	26.25%
Income Tax 4	10.00%
Income Tax 5	11.00%
Income Tax 6	15.00%
Income Tax 7	$ 5,800,000
Income Tax 8	8,400,000
Income Tax 9	37.00%
Income Tax 10	3,493,269
Income Tax 11	26.00%
Income Tax 12	$ 195,474